Subsequent Events (Details Textual) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Sep. 26, 2018	Oct. 20, 2017
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		348,000,000
Sale of Stock, Price Per Share		$ 5.00
American Depositary Share [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		3,480,000
Subsequent Event [Member] | American Depositary Share [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share	$ 2.00
Subsequent Event [Member] | Aspire Capital Fund LLC [Member]
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Equity	$ 20.0
Stock Issued During Period, Shares, New Issues	30,000,000
Sale of Stock, Number of Shares Issued in Transaction	25,000,000
Sale of Stock, Price Per Share	$ 0.02